Revenue Recognition and Related Party Transactions Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fees and management income	$ 2,286	$ 2,165	$ 9,820	$ 11,680	$ 32,926
Insurance Services Revenue	693	519	2,386	1,989	2,073
Corporate Joint Venture
Related Party Transaction [Line Items]
Recurring fees			4,801	6,362	21,036
Transactional revenue and reimbursements			$ 2,633	$ 3,329	$ 9,817
Affiliated Entity | Recurring Fees
Related Party Transaction [Line Items]
Fees and management income	1,125	1,216
Affiliated Entity | Transactional Revenue and Reimbursements
Related Party Transaction [Line Items]
Fees and management income	$ 468	$ 430